Share-Based Compensation - Summary of Restricted Stock Shares Granted (Details) - shares			12 Months Ended
		Jun. 06, 2017	Sep. 30, 2018	Sep. 30, 2017		Sep. 30, 2016
Restricted Stock, Non-Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	[1]		23,285	26,521		64,155
Restricted Stock, Attainment of Performance Condition in Excess of Target
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	[2]		45,964	340,319		447,261
Restricted Stock Service Conditionand Cash Flowper Share Performance Conditionat Target
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	[3],[4]		432,655	507,070		1,211,760
Restricted Stock, Service Condition and Relative Total Shareholder Return Market Condition at Target [Member] [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	[4]		259,695	301,980
Restricted Stock with Service Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	[5]		354,512	309,850		27,370
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			1,116,111	1,605,113		1,750,546
MPS [Member] | Restricted Stock with Service Condition Assumed in Purchase Accounting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		119,373		119,373	[6]

[1]	Non-employee director grants generally vest over a period of up to one year and are deemed issued on the grant date and have voting and dividend rights.
[2]	Shares granted in the table above include shares subsequently issued for the level of performance attained in excess of target. Shares issued in fiscal 2018 for the fiscal 2015 Cash Flow Per Share were at 103.7% of target. Shares issued in fiscal 2017 for the fiscal 2014 Cash Flow Per Share were at 176.6% of target. Shares issued in fiscal 2016 for the fiscal 2013 Cash Flow to Equity Ratio were at 200% of target. Shares issued in fiscal 2017 and 2016 also include shares accelerated for terminated employees primarily as a result of the Combination, which were achieved at between 146.5% and 200% of target.
[3]	Shares granted in fiscal 2015 were reduced by 50,326 shares at target related to the rescission of shares granted to our CEO that were inadvertently granted in excess of plan limits.
[4]	These employee grants vest over approximately three years and have adjustable ranges from 0 - 200% of target subject to the level of performance attained in the respective award agreement. The employee grants with a relative Total Shareholder Return condition were valued using a Monte Carlo simulation, the terms of which are outlined below.
[5]	These shares vest over approximately three to four years.
[6]	These shares vest over approximately one to three years.